INVESTMENTS IN SENIOR HOUSING REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2013
Investments In Senior Housing Real Estate Tables
Schedule of investments in senior housing real estate
The following table sets forth certain information regarding the investments in real estate at December 31, 2013:

		Initial Cost				Costs Capitalized Subsequent to Acquisition	Gross Carrying Amount (B) (F)
					Furniture, Fixtures and Equipment					Furniture, Fixtures and Equipment		Accumulated Depreciation (B)(C)
Property Type (A)				Building Improvements					Building Improvements
	City, State	Land	Building				Land	Building			Total
Investments during 2012
AL/MC	Scottsdale, AZ	$2,307	$16,809	$183	$101	$170	$2,307	$16,809	$327	$127	$19,570	$(708)
AL/MC	Citrus Heights, CA	831	3,089	94	59	29	831	3,090	114	67	4,102	(154)
AL/MC	Santa Cruz, CA	2,255	20,931	265	58	124	2,255	20,932	370	76	23,633	(870)
AL/MC	Clovis, CA	1,133	16,789	205	45	77	1,133	16,790	235	91	18,249	(671)
AL/MC	Boise, ID	1,465	13,157	477	58	116	1,465	13,157	580	71	15,273	(599)
AL/MC	Corvallis, OR	1,060	4,886	164	8	56	1,060	4,886	196	32	6,174	(209)
AL/MC	Eugene, OR	935	20,383	411	91	88	935	20,383	507	83	21,908	(862)
AL/MC	Cottonwood Heights, UT	1,496	16,160	238	58	154	1,496	16,160	275	175	18,106	(674)
AL/MC	Bountiful, UT	570	9,492	66	50	362	570	9,492	298	180	10,540	(355)
AL/MC	Taylorsville, UT	1,111	3,009	117	39	266	1,111	3,009	242	180	4,542	(154)
AL/MC	Salt Lake City, UT	700	3,253	44	15	212	700	3,253	131	140	4,224	(129)
AL/MC	Fort Worth, TX	2,130	16,260	338	672	139	2,130	16,260	423	726	19,539	(775)
Subtotal 2012		$15,993	$144,218	$2,602	$1,254	$1,793	$15,993	$144,221	$3,698	$1,948	$165,860	(6,160)
Investments during 2013
IL-only	Poughkeepsie, NY	—	11,848	282	670	102	—	11,849	341	712	12,902	(215)
AL/MC	Brooksville, FL	1,807	8,578	211	568	74	1,807	8,578	230	623	11,238	(150)
AL/MC	Port Charlotte, FL	1,078	8,381	231	679	51	1,078	8,383	238	721	10,420	(158)
AL/MC	Bradenton, FL	1,177	9,129	211	748	75	1,177	9,129	229	805	11,340	(172)
AL/MC	Brooksville, FL	708	4,895	244	439	43	708	4,895	254	472	6,329	(101)
AL/MC	Bradenton, FL	1,367	14,124	235	1,247	124	1,367	14,124	259	1,347	17,097	(270)
AL/MC	Hollywood, FL	918	4,057	204	509	94	918	4,057	239	568	5,782	(99)
AL/MC	Pinellas Park, FL	1,447	9,564	185	848	56	1,447	9,564	203	886	12,100	(183)
AL/MC	Lake Placid, FL	1,217	4,442	277	838	40	1,217	4,442	282	873	6,814	(131)
AL/MC	Hollywood, FL	948	4,624	126	399	50	948	4,624	138	437	6,147	(91)
AL/MC	Venice, FL	1,078	13,034	277	838	59	1,078	13,034	290	884	15,286	(222)
AL/MC	New Bern, NC	1,676	12,808	234	1,148	132	1,676	12,808	258	1,256	15,998	(250)
AL/MC	Winter Haven, FL	3,532	21,840	222	1,477	148	3,532	21,840	287	1,560	27,219	(371)
AL/MC	Sanford, FL	1,407	8,742	269	629	63	1,407	8,742	291	670	11,110	(159)
AL/MC	Spring Hill, FL	798	5,449	248	529	44	798	5,449	261	560	7,068	(114)
AL/MC	Lakeland, FL	1,108	14,790	48	918	76	1,108	14,790	70	972	16,940	(239)
AL/MC	Media, PA	1,940	15,834	406	870	140	1,940	15,834	440	976	19,190	(233)
AL/MC	Port Charlotte, FL	2,000	13,316	252	1,370	163	2,000	13,316	275	1,510	17,101	(213)
AL/MC	Pittsburgh, PA	3,260	11,435	203	410	207	3,260	11,435	352	468	15,515	(129)
IL-only	Richmond, VA	1,630	9,241	329	705	115	1,630	9,241	419	730	12,020	(69)
AL/MC	Fort Myers, FL	1,950	9,018	242	1,040	48	1,950	9,018	242	1,088	12,298	(18)
IL-only	Surprise, AZ	1,150	11,083	248	646	—	1,150	11,083	248	646	13,127	(9)
IL-only	Santa Clara, CA	—	17,979	609	767	—	—	17,979	609	767	19,355	(15)
IL-only	Pueblo, CO	454	13,983	63	384	—	454	13,983	63	384	14,884	(10)
IL-only	Rocky Hill, CT	—	23,976	215	615	—	—	23,976	215	615	24,806	(18)
IL-only	Farmington, CT	3,649	23,586	155	272	—	3,649	23,586	155	272	27,662	(16)
IL-only	Urbandale, IA	706	12,017	270	484	—	706	12,017	270	484	13,477	(10)
IL-only	Bettendorf, IA	1,512	10,991	136	474	—	1,512	10,991	136	474	13,113	(9)
IL-only	Topeka, KS	333	14,500	221	746	—	333	14,500	221	746	15,800	(13)

Senior Housing Properties:
IL-only	Salem, OR	1,411	16,772	240	907	—	1,411	16,772	240	907	19,330	(15)
IL-only	St Louis, MO	1,079	24,741	162	847	—	1,079	24,741	162	847	26,829	(19)
IL-only	Durham, NC	1,079	22,424	199	615	—	1,079	22,424	199	615	24,317	(17)
IL-only	Cary, NC	2,137	19,310	195	786	—	2,137	19,310	195	786	22,428	(16)
IL-only	Reno, NV	1,079	19,821	336	615	—	1,079	19,821	336	615	21,851	(16)
IL-only	Salem, OR	917	6,423	362	—	—	917	6,423	362	—	7,702	(5)
IL-only	Corvallis, OR	1,129	7,830	77	232	—	1,129	7,830	77	232	9,268	(6)
IL-only	Hillsboro, OR	1,643	11,890	125	494	—	1,643	11,890	125	494	14,152	(10)
IL-only	Eugene, OR	1,603	17,452	262	686	—	1,603	17,452	262	686	20,003	(14)
IL-only	Harrisburg, PA	1,008	22,683	116	776	—	1,008	22,683	116	776	24,583	(18)
IL-only	Boyertown, PA	313	18,292	91	504	—	313	18,292	91	504	19,200	(14)
IL-only	Clarksville, TN	635	10,624	149	302	—	635	10,624	149	302	11,710	(8)
IL-only	Dallas, TX	2,389	12,364	167	534	—	2,389	12,364	167	534	15,454	(10)
IL-only	Denton, TX	1,018	18,611	237	726	—	1,018	18,611	237	726	20,592	(15)
IL-only	San Antonio, TX	1,553	15,056	178	272	—	1,553	15,056	178	272	17,059	(11)
IL-only	Flower Mound, TX	2,107	17,616	243	716	—	2,107	17,616	243	716	20,682	(15)
IL-only	Dallas, TX	2,883	12,230	232	454	—	2,883	12,230	232	454	15,799	(10)
IL-only	Eau Claire, WI	524	18,951	250	655	—	524	18,951	250	655	20,380	(15)
IL-only	Simi Valley, CA	3,161	21,489	191	719	—	3,161	21,489	191	719	25,560	(17)
IL-only	Lakewood, CO	1,307	13,656	542	344	—	1,307	13,656	542	344	15,849	(11)
IL-only	Greeley, CO	233	13,572	151	588	—	233	13,572	151	588	14,544	(11)
IL-only	Fort Collins, CO	628	17,671	154	618	—	628	17,671	154	618	19,071	(14)
IL-only	Tallahassee, FL	1,084	19,912	259	658	—	1,084	19,912	259	658	21,913	(16)
IL-only	Sarasota, FL	658	21,508	213	658	—	658	21,508	213	658	23,037	(16)
IL-only	Port Richey, FL	1,084	13,796	202	760	—	1,084	13,796	202	760	15,842	(12)
IL-only	Normal, IL	324	14,112	209	618	—	324	14,112	209	618	15,263	(12)
IL-only	Wichita, KS	496	17,438	213	790	—	496	17,438	213	790	18,937	(15)
IL-only	Paducah, KY	263	23,413	199	851	—	263	23,413	199	851	24,726	(19)
IL-only	Shreveport, LA	517	5,479	72	172	—	517	5,479	72	172	6,240	(4)
IL-only	Fort Gratiot, MI	61	15,552	334	821	—	61	15,552	334	821	16,768	(14)
IL-only	St Joseph, MO	851	15,913	277	618	—	851	15,913	277	618	17,659	(13)
IL-only	Ridgeland, MS	952	7,020	199	527	—	952	7,020	199	527	8,698	(7)
IL-only	Missoula, MT	304	16,090	141	648	—	304	16,090	141	648	17,183	(13)
IL-only	Greece, NY	689	20,181	184	658	—	689	20,181	184	658	21,712	(16)
IL-only	Fayetteville, NY	770	25,116	166	658	—	770	25,116	166	658	26,710	(18)
IL-only	Ballwin, MO	1,236	16,134	159	517	—	1,236	16,134	159	517	18,046	(12)
IL-only	Corvallis, OR	1,520	17,659	219	831	—	1,520	17,659	219	831	20,229	(15)
IL-only	Lemoyne, PA	922	25,074	148	658	—	922	25,074	148	658	26,802	(18)
IL-only	Arlington, TX	314	9,525	473	385	—	314	9,525	473	385	10,697	(9)
IL-only	Richardson, TX	1,297	11,872	206	699	—	1,297	11,872	206	699	14,074	(11)
IL-only	Lubbock, TX	1,003	20,501	425	932	—	1,003	20,501	425	932	22,861	(18)
IL-only	North Logan, UT	1,033	17,356	337	729	—	1,033	17,356	337	729	19,455	(15)
IL-only	Yorktown, VA	2,178	19,055	197	679	—	2,178	19,055	197	679	22,109	(15)
Subtotal 2013		$86,242	$1,055,448	$16,344	$47,524	$1,904	$86,242	$1,055,451	$17,006	$48,763	$1,207,462	$(4,262)
Total		$102,235	$1,199,666	$18,946	$48,778	$3,697	$102,235	$1,199,672	$20,704	$50,711	$1,373,322	$(10,422)

		Year	Year
Property		Acquired	Constructed/	Net Carrying Value		Encumbrances (E)
Type (A)	City, State	(D)	Renovated (D)	12/31/2013	12/31/2012	12/31/2013	12/31/2012
AL/MC	Scottsdale, AZ	2012	1999/2005	$18,862	$19,212	$16,380	$12,600
AL/MC	Citrus Heights, CA	2012	1997/2011	3,948	4,027	3,440	2,940
AL/MC	Santa Cruz, CA	2012	1990/NA	22,763	23,272	19,850	17,220
AL/MC	Clovis, CA	2012	1998/2007	17,578	17,969	15,343	11,700
AL/MC	Boise, ID	2012	1997/2011	14,674	15,016	12,799	12,960
AL/MC	Corvallis, OR	2012	1999/NA	5,965	6,069	5,166	3,020
AL/MC	Eugene, OR	2012	1998/NA	21,046	21,607	18,425	15,480
AL/MC	Cottonwood Heights, UT	2012	2001/NA	17,432	17,772	15,159	12,480
AL/MC	Bountiful, UT	2012	1978/2000	10,185	10,171	8,819	10,024
AL/MC	Taylorsville, UT	2012	1976/1994	4,388	4,276	3,704	3,341
AL/MC	Salt Lake City, UT	2012	1984/2007	4,095	4,017	3,476	2,635
AL/MC	Fort Worth, TX	2012	1986/NA	18,764	19,393	16,125	16,125
				$159,700	$162,801	$138,686	$120,525
IL-only	Poughkeepsie, NY	2013	2001/NA	12,687	—	14,100	—
AL/MC	Brooksville, FL	2013	1960/2012	11,088	—	9,951	—
AL/MC	Port Charlotte, FL	2013	1998/NA	10,262	—	9,240	—
AL/MC	Bradenton, FL	2013	1973/1988	11,168	—	10,041	—
AL/MC	Brooksville, FL	2013	1988/NA	6,228	—	5,603	—
AL/MC	Bradenton, FL	2013	1988/NA	16,827	—	15,128	—
AL/MC	Hollywood, FL	2013	1998/NA	5,683	—	5,069	—
AL/MC	Pinellas Park, FL	2013	1986/2007	11,917	—	10,735	—
AL/MC	Lake Placid, FL	2013	2007/NA	6,683	—	6,039	—
AL/MC	Hollywood, FL	2013	1988/2012	6,056	—	5,434	—
AL/MC	Venice, FL	2013	1998/NA	15,064	—	13,572	—
AL/MC	New Bern, NC	2013	1985/2004	15,748	—	14,141	—
AL/MC	Winter Haven, FL	2013	1984/NA	26,848	—	19,199	—
AL/MC	Sanford, FL	2013	1984/NA	10,951	—	5,549	—
AL/MC	Spring Hill, FL	2013	1988/2006	6,954	—	7,405	—
AL/MC	Lakeland, FL	2013	1984/NA	16,701	—	9,082	—
AL/MC	Media, PA	2013	1995/NA	18,957	—	16,875	—
AL/MC	Port Charlotte, FL	2013	1985/2004	16,888	—	14,250	—
AL/MC	Pittsburgh, PA	2013	1996/NA	15,386	—	8,250	—
IL-only	Richmond, VA	2013	1987/2008	11,951	—	8,775	—
AL/MC	Fort Myers, FL	2013	1988/NA	12,280	—	10,688	—
IL-only	Surprise, AZ	2013	1998/NA	13,118	—	10,046	—
IL-only	Santa Clara, CA	2013	1991/NA	19,340	—	14,814	—
IL-only	Pueblo, CO	2013	1985/NA	14,874	—	11,392	—
IL-only	Rocky Hill, CT	2013	1998/NA	24,788	—	18,988	—
IL-only	Farmington, CT	2013	1989/NA	27,646	—	21,174	—
IL-only	Urbandale, IA	2013	1995/NA	13,467	—	10,316	—
IL-only	Bettendorf, IA	2013	1990/NA	13,104	—	10,037	—
IL-only	Topeka, KS	2013	1998/NA	15,787	—	12,094	—
IL-only	Salem, OR	2013	1990/NA	19,315	—	14,797	—
IL-only	St Louis, MO	2013	2006/NA	26,810	—	20,537	—
IL-only	Durham, NC	2013	1989/NA	24,300	—	18,615	—
IL-only	Cary, NC	2013	2003/NA	22,412	—	17,169	—
IL-only	Reno, NV	2013	2002/NA	21,835	—	16,726	—
IL-only	Salem, OR	2013	1990/NA	7,697	—	5,897	—
IL-only	Corvallis, OR	2013	1983/NA	9,262	—	7,094	—
IL-only	Hillsboro, OR	2013	1996/NA	14,142	—	10,834	—
IL-only	Eugene, OR	2013	1995/NA	19,989	—	15,311	—
IL-only	Harrisburg, PA	2013	2000/NA	24,565	—	18,819	—
IL-only	Boyertown, PA	2013	1997/NA	19,186	—	14,697	—
IL-only	Clarksville, TN	2013	1993/NA	11,702	—	8,965	—
IL-only	Dallas, TX	2013	1996/NA	15,444	—	11,830	—
IL-only	Denton, TX	2013	2005/NA	20,577	—	15,763	—
IL-only	San Antonio, TX	2013	1984/NA	17,048	—	13,058	—
IL-only	Flower Mound, TX	2013	2007/NA	20,667	—	15,832	—
IL-only	Dallas, TX	2013	2001/NA	15,789	—	12,094	—
IL-only	Eau Claire, WI	2013	2003/NA	20,365	—	15,601	—
IL-only	Simi Valley, CA	2013	2006/NA	25,543	—	19,658	—
IL-only	Lakewood, CO	2013	1992/NA	15,838	—	12,190	—
IL-only	Greeley, CO	2013	1986/NA	14,533	—	11,185	—
IL-only	Fort Collins, CO	2013	1987/NA	19,057	—	14,668	—
IL-only	Tallahassee, FL	2013	2001/NA	21,897	—	16,854	—
IL-only	Sarasota, FL	2013	2005/NA	23,021	—	17,719	—
IL-only	Port Richey, FL	2013	1987/NA	15,830	—	12,184	—
IL-only	Normal, IL	2013	1989/NA	15,251	—	11,739	—
IL-only	Wichita, KS	2013	2001/NA	18,922	—	14,565	—
IL-only	Paducah, KY	2013	2004/NA	24,707	—	19,017	—
IL-only	Shreveport, LA	2013	1988/NA	6,236	—	4,799	—
IL-only	Fort Gratiot, MI	2013	2001/NA	16,754	—	12,895	—
IL-only	St Joseph, MO	2013	1990/NA	17,646	—	13,581	—
IL-only	Ridgeland, MS	2013	1986/NA	8,691	—	6,689	—
IL-only	Missoula, MT	2013	1997/NA	17,170	—	13,216	—
IL-only	Greece, NY	2013	2004/NA	21,696	—	16,699	—
IL-only	Fayetteville, NY	2013	2003/NA	26,692	—	20,543	—
IL-only	Ballwin, MO	2013	1990/NA	18,034	—	13,879	—
IL-only	Corvallis, OR	2013	1999/NA	20,214	—	15,558	—
IL-only	Lemoyne, PA	2013	2002/NA	26,784	—	20,614	—
IL-only	Arlington, TX	2013	1987/NA	10,688	—	8,227	—
IL-only	Richardson, TX	2013	1996/NA	14,063	—	10,824	—
IL-only	Lubbock, TX	2013	1997/NA	22,843	—	17,582	—
IL-only	North Logan, UT	2013	2001/NA	19,440	—	14,963	—
IL-only	Yorktown, VA	2013	2005/NA	22,094	—	17,003	—
			Subtotal	$1,203,200	$—	$938,477	$—
			Total	$1,362,900	$162,801	$1,077,163	$120,525

(A) AL represents assisted living; IL represents independent living and MC represents memory care.

(B)	The following is a rollforward of the gross carrying amount and accumulated depreciation of senior housing real estate for the years ended December 31, 2013 and 2012.

	Year ended December 31,
	2013	2012
Gross Carrying Amount
Balance at beginning of year	$164,359	$—
Additions:
Acquisitions of real estate	1,205,558	164,067
Improvements	3,450	296
Transferred from operating real estate held for sale	—	—
Disposals:
Disposal of long-lived assets	(45)	(4)
Balance at end of year	$1,373,322	$164,359

Accumulated Depreciation
Balance at beginning of year	$(1,558)	$—
Additions:
Depreciation expense	(8,874)	(1,559)
Transferred from assets held for sale	—	—
Disposals:
Disposal of long-lived assets	10	1
Balance at end of year	$(10,422)	$(1,558)

(C)	Depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2.
(D)	Unaudited.
(E)	See Note 14.
(F)	The aggregate United States federal income tax basis for Newcastle’s senior housing real estate at December 31, 2013 was approximately $1.4 billion.

Schedule of future minimum rental payments

The following table sets forth the future contracted minimum rentals, excluding contingent rent escalations, for Newcastle’s triple net leases relating to the Holiday Portfolio as of December 31, 2013:

Total Holiday Portfolio
2014	$65,031
2015	67,957
2016	71,015
2017	74,211
2018	76,808
Thereafter	1,170,819
Total	$1,525,841